Commitments	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
14.  Commitments:

(a)	Operating leases:

The Company has entered into operating leases for office space. Future minimum payments under the various operating leases are as follows:

2015	$489
2016	425
2017	334
2018	337
2019	286
Thereafter	1,079

Total minimum payments required	$2,950

Rent expense for the year ended December 31, 2014 was $599 (2013 - $129), net of sublease income of $127 (2013 - $651).

(b)	Commitments for clinical and other agreements:

The Company entered into various clinical and other agreements requiring it to fund future expenditures of $4,032 (2013 - $3,997) between 2015 and 2018.

(c)	Purchase commitments:

In connection with the acquisition of Correvio (note 4), the Company has purchase commitments with certain suppliers who assist in the production of AGGRASTAT®. The commitments currently extend until the end of 2016. The amount of the purchase commitment is based on physical quantities manufactured; however there is a minimum purchase obligation of $1,180 for 2015 and $1,180 for 2016. The total amount purchased under this obligation was $2,148 for the year ended December 31, 2014 (2013 - $1,832).